Summary of significant accounting policies (Details Narrative)		6 Months Ended
	Sep. 26, 2024 SGD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Subsequent Event [Line Items]
Net Cash Provided by (Used in) Operating Activities		$ 7,025,000	$ 9,522,000	$ 2,521,000
Working capital.		1,773,000			$ 2,402,000
Cash and Cash Equivalents, at Carrying Value		2,196,000			$ 2,976,000	$ 1,694,000
Gross proceeds from sale of equity		$ 11,723,000	$ 15,889,000
Foreign Currency Transactions, Description		SGD1.00 = USD0.7379	SGD1.00 = USD0.7379
Development technology useful life		3 years			3 years
Impairment of goodwill				664,000
Provident fund		$ 74,000	99,000	104,000
Dilutive securities			$ 0	$ 0
Subsequent Event [Member] | Common Class A [Member] | IPO [Member]
Subsequent Event [Line Items]
Offering units | shares	5,300,000
Share price | $ / shares	$ 0.85
Gross proceeds from sale of equity	$ 4,500,000